Statement of cash flows, indirect method (Parentheticals) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Of which hyperinflation effect from operating activities	€ 970	€ 2,044
Of which hyperinflation effect from investing activities	389	489
Of which hyperinflation effect from financing activities	€ 0	€ 0